Segmentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Segmentation
5.	Segmentation
The Executive Board of the Group is the chief operating decision maker (“CODM”) which monitors the operating results of the business for the purpose of making decisions about resource allocation and performance assessment. The management information provided to the CODM includes financial information related to revenue, cost of sales and gross result by revenue stream and by region. These performance measures are measured consistently with the same measures as disclosed in the (interim condensed) consolidated financial statements. Further financial information, including Adjusted EBITDA, employee expenses and operating expenses are only provided on a consolidated basis.
The CODM assesses the financial information of the business on a consolidated level and uses Adjusted EBITDA as the key performance measure to manage the business. Adjusted EBITDA is defined as earnings before interest, tax, depreciation and amortization, adjusted for restructuring costs, transaction costs, fair value gains/(losses) on derivatives (purchase options) and share-based payment expenses. Adjusted EBITDA is the key performance measure for the CODM as it is believed to be a useful measure to monitor funding, growth and to decide on future business plans.
As the operating results of the business for the purpose of making decisions about resource allocation and performance assessment are monitored on a consolidated level, the Group has one operating segment which is also its only reporting segment.
Segment financial information
As the Group only has one reporting segment, all relevant financial information is disclosed in the interim condensed consolidated financial statements.

Reconciliation of Adjusted EBITDA
Adjusted EBITDA is a
non-IFRS
measure and reconciles to loss before income tax in the interim condensed consolidated statement of profit or loss as follows:

		For the six months ended June 30,
(in €‘000)	Notes	2022	2021
Adjusted EBITDA		(6,571)	(3,827)
Share-based payment expenses (share-based payment arrangements)	8	(82,005)	(121,932)
Share-based payment expenses (related to the Transaction)	4	(159,306)	—
Transaction costs		(7,190)	(4,643)
Restructuring costs		(37)	—
Fair value gains/(losses) on derivatives (purchase options)		3,856	230
Depreciation, impairments and reversal of impairments of property, plant and equipment	11	(6,146)	(3,460)
Depreciation and impairments of right-of-use assets		(2,952)	(960)
Amortization and impairments of intangible assets	11	(1,736)	(1,306)
Finance costs		15,173	(7,261)
Loss before income tax		(246,914)	(143,159)
Share-based payment expenses for share-based payment arrangements comprise costs incurred for new arrangements entered into in 2022 which are the Second Special Fees Agreement and the Management Incentive Plan. The costs related to these arrangements are in addition to the First Special Fees Agreement which was entered into in 2020. Refer to Note 8 for details.
Share-based payment expenses related to the transaction represent the difference between the fair value of the shares issued by the Company to Spartan and the fair value of the identifiable net assets acquired of Spartan. This was treated as costs for the service of obtaining a listing and expensed during the six months ended June 30, 2022. Refer to Note 4 for details.
Transactions costs comprise costs incurred by the Group during the six months ended June 30, 2022 and 2021, in relation to the SPAC Transaction which are not directly related to the issuance of new equity instruments. These costs represent external consulting fees and bonuses to key employees in connection with the successful completion of the SPAC Transaction. Transaction costs incurred by the Group which are directly related to the issuance of new equity instruments have been recorded as a deduction to share premium (refer to Note 13 for details).
Revenue from external customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

	For the six months ended June 30,
(in €‘000)	2022	2021
The Netherlands	19,976	14,431
Belgium	3,799	1,436
Germany	6,607	3,391
France	19,139	754
Other	1,171	406
Total	50,692	20,418

4.	Segmentation
The Executive Board of the Group is the chief operating decision maker (“CODM”) which monitors the operating results of the business for the purpose of making decisions about resource allocation and performance assessment. The management information provided to the CODM includes financial information related to revenue, cost of sales and gross result disaggregated by charging revenue and combined service revenue streams and by region. These performance measures are measured consistently with the same measures as disclosed in the consolidated financial statements. Further financial information, including Adjusted EBITDA, employee expenses and operating expenses are only provided on a consolidated basis.
The CODM assesses the financial information of the business on a consolidated level and uses Adjusted EBITDA as the key performance measure to manage the business. Adjusted EBITDA is defined as earnings before interest, tax, depreciation and amortization, adjusted for restructuring costs, transaction costs, bonus payments to consultants, fair value gains/(losses) on derivatives (purchase options) and share-based payment expenses. Adjusted EBITDA is the key performance measure for the CODM as it is believed to be a useful measure to monitor funding, growth and to decide on future business plans.
As the operating results of the business for the purpose of making decisions about resource allocation and performance assessment are monitored on a consolidated level, the Group has one operating segment which is also its only reporting segment.
Segment financial information
As the Group only has one reporting segment, all relevant financial information is disclosed in the consolidated financial statements.
Reconciliation of Adjusted EBITDA
Adjusted EBITDA is a
non-IFRS
measure and reconciles to loss before income tax in the consolidated statement of profit or loss as follows:

(in €‘000)	Notes	2021	2020	2019
Adjusted EBITDA		3,558	(11,442)	(28,553)
Share-based payment expenses	10	(291,837)	(7,100)	—
Transaction costs	22	(6,145)	—	—
Bonus payments to consultants	10	(600)	—	—
Restructuring costs	25	(53)	(3,804)	—
Fair value gains/(losses) on derivatives (purchase options)	6	2,900	—	—
Depreciation, impairments and reversal of impairments of property, plant and equipment	14	(5,596)	(4,775)	(4,678)
Depreciation and impairments of right-of-use assets	16	(3,408)	(1,805)	(1,312)
Amortization and impairments of intangible assets	15	(2,720)	(3,737)	(2,338)
Finance costs	11	(15,419)	(11,282)	(5,947)
Loss before income tax		(319,320)	(43,945)	(42,828)
Transactions
 costs comprise costs incurred by the Group during the year ended December 31, 2021, in relation to the Transaction which are not directly related to the issuance of new equity instruments. Transaction costs incurred by the Group which are directly related to the issuance of new equity instruments have been recorded as a deduction to share premium (refer to Note 22 for details).
During the year ended December 31, 2021, the Group made a discretionary bonus payment of €600 thousand (2020: € nil, 2019: € nil) to an external consulting firm as remuneration for strategic and operational advice provided to the Group (refer to Note 10).
The fair value gains/(losses) on derivatives comprise fair value gains/(losses) recognized during the year ended December 31, 2021 in relation to the Group’s purchase options. Refer to Note 18 for details on the Group’s purchase options.
Revenue from major customers
For the year ended December 31, 2021, revenue from two customers (2020: three customers, 2019: two customers), namely Customer A and D (2020: Customer A, B and C, 2019: Customer A and B), amounted to
10% or more of the Group’s total revenue. The amount of revenue from these customers can be broken down as follows:

(in €‘000)	2021	2020	2019
Customer A	23,974	10,702	8,739
Customer B	663	6,566	5,356
Customer C	1,119	5,065	1,398
Customer D	24,566	—	—
Total	50,322	22,333	15,493
Revenue from external customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2021	2020	2019
The Netherlands	29,689	16,369	11,447
Belgium	4,358	2,874	1,184
Germany	14,477	13,465	12,668
France	32,098	8,285	55
Other	5,669	3,256	468
Total	86,291	44,249	25,822
Non-current
assets by country
The amount of total
non-current
assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2021	December 31, 2020

The Netherlands	59,047	38,056
Belgium	7,049	5,885
Germany	13,568	14,134
Other	567	12
Total	80,231	58,087
Non-current
assets for this purpose consist of total
non-current
assets as recorded in the consolidated statement of financial position, excluding non-current
financial assets and deferred tax assets.